Exhibit 1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Morgan Stanley Capital I Inc. (the “Depositor”)

Morgan Stanley Mortgage Capital Holdings LLC

Morgan Stanley Bank, N.A.

Morgan Stanley & Co. LLC

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Goldman Sachs Mortgage Company

Goldman Sachs & Co. LLC

Goldman Sachs Bank USA

Barclays Capital Real Estate Inc.

Barclays Capital Inc.

Bank of America, N.A.

BofA Securities, Inc.

AmeriVet Securities, Inc.

(collectively, the “Specified Parties”)

Re:	BX Trust 2024-LNK1 (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2024-LNK1 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 28 May 2024. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

28 May 2024

Attachment A Page 1 of 5

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Issuing Entity’s assets will consist primarily of a two-year componentized floating rate, interest-only mortgage loan subject to three, one-year extension options (the “Mortgage Loan”) and
b.	The Mortgage Loan is secured primarily by first priority mortgage liens on the borrowers’ fee simple interests in 62 industrial properties located across 13 states (each, a “Property” and collectively, the “Properties”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan and Properties that is expected to be as of 7 June 2024 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 5

3.	Subsequent to the performance of the procedures described in the Items above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan and Properties as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date and
b.	Maturity Date,

as shown on the Final Data File, we recalculated the “Original Loan Term (mos)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Original Loan Term (mos) and
b.	Seasoning,

as shown on the Final Data File, we recalculated the “Remaining Loan Term (mos)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 5

7.	The applicable Source Document(s) indicate that the Mortgage Loan is interest-only for its entire term, including during any extension periods. Based on this information, the Depositor instructed us to:
a.	Use the “Original Loan Term (mos),” as shown on the Final Data File, for the original interest-only period of the Mortgage Loan (the “IO Term (mos)”),
b.	Use “0” for the original amortization term of the Mortgage Loan (the “Original Amortization Term”) and
c.	Use the “Mortgage Loan Original Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan and each Property as of the Reference Date (the “Mortgage Loan Cut-off Date Balance”) and
ii.	Principal balance of the Mortgage Loan and each Property as of the “Maturity Date” of the Mortgage Loan (the “Mortgage Loan Balloon Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Mortgage Loan Spread,
b.	Mortgage Loan SOFR Floor and
c.	Mortgage Loan SOFR Rounding Methodology,

as shown on the Final Data File, and a SOFR assumption of 5.30000% provided by the Depositor, we recalculated the “Mortgage Loan Interest Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 5

9.	Using the:
a.	Mortgage Loan Original Balance,
b.	Mortgage Loan Interest Rate,
c.	Mortgage Loan Interest Rate at Cap and
d.	Interest Accrual Method,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mortgage Loan Monthly IO Payment,
ii.	Mortgage Loan Annual IO Debt Service and
iii.	Mortgage Loan Annual IO Debt Service at Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly IO Payment” of the Mortgage Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Mortgage Loan Original Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual IO Debt Service” of the Mortgage Loan as twelve (12) times the “Mortgage Loan Monthly IO Payment” of the Mortgage Loan, as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual IO Debt Service at Cap” of the Mortgage Loan as the product of:

a.	1/12th of the product, rounded to two decimals, of:
i.	The “Mortgage Loan Original Balance,” as shown on the Final Data File,
ii.	The “Mortgage Loan Interest Rate at Cap,” as shown on the Final Data File, and
iii.	365/360 and
b.	12.

Attachment A Page 5 of 5

10.	Using the:
a.	Mortgage Loan Annual IO Debt Service,
b.	Mortgage Loan Annual IO Debt Service at Cap,
c.	Mortgage Loan Cut-off Date Balance,
d.	Mortgage Loan Balloon Balance,
e.	Underwritten NOI,
f.	Underwritten NCF,
g.	Appraisal Value and
h.	Total Property SF,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Underwritten Mortgage Loan IO NOI DSCR,
ii.	Underwritten Mortgage Loan IO NCF DSCR,
iii.	Cut-off Date Mortgage Loan LTV,
iv.	Maturity Date Mortgage Loan LTV,
v.	Underwritten Mortgage Loan NOI Debt Yield,
vi.	Underwritten Mortgage Loan NCF Debt Yield and
vii.	Mortgage Loan Per SF

of the Mortgage Loan and, with respect to ix. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iv. above to two decimal places and
b.	Round the characteristics listed in v. through viii. above to the nearest 1/10th of one percent.

11.	Using the:
a.	Mortgage Loan Interest Rate and
b.	Administrative Fee Rate,

as shown on the Final Data File, we recalculated the “Net Interest Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Agreement (see Note 1)	23 May 2024

Promissory Notes (see Note 1)	10 May 2024

Guaranty Agreement (see Note 1)	10 May 2024

Cash Management Agreement (see Note 1)	10 May 2024

Deposit Account Control Agreement (see Note 1)	10 May 2024

Environmental Indemnity Agreement (see Note 1)	10 May 2024

Allocated Loan Amount Schedule (see Note 1)	22 May 2024

Unfunded Obligations Reserve Schedule	22 May 2024

Property Source Documents

Source Document Title	Source Document Date

Appraisal Reports	Various

USPS Internet Site (www.usps.com)	Not Applicable

Engineering Reports	19 March 2024

Seismic Reports	19 March 2024

Phase I Environmental Reports	Various

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents (continued)

Source Document Title	Source Document Date

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	30 April 2024

Pro Forma Title Policies	Not Dated

Assignment of Management Agreement (see Note 1)	10 May 2024

Insurance Risk Analysis (see Note 1)	22 May 2024

Note:

1.	The indicated provided Source Document(s) are draft document(s) with the Source Document Date reflecting the latest date of receipt. For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

Exhibit 2 to Attachment A Page 1 of 6

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Notes 1 and 11)	Appraisal Report, USPS Internet Site (www.usps.com), Engineering Report or Pro Forma Title Policy
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
County	Appraisal Report or USPS Internet Site (www.usps.com)
Zip Code	Appraisal Report
Property Type	Appraisal Report
Property Type Detail	Appraisal Report
Year Built	Appraisal Report or Engineering Report
Most Recent Renovation	Appraisal Report
Total Property SF (see Note 11)	Underwritten Rent Roll
Total Property Occupancy Rate (see Note 4)	Underwritten Rent Roll
Occupancy As of Date	Underwritten Rent Roll

Third Party Information:

Characteristic	Source Document(s)

Appraisal Value (see Note 2)	Appraisal Report
Appraisal Date (see Note 2)	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Phase I Report Date	Phase I Environmental Report
Seismic Report Date (see Note 3)	Seismic Report
PML % (see Note 3)	Seismic Report
Terrorism Insurance	Insurance Risk Analysis
Windstorm Insurance	Insurance Risk Analysis
Earthquake Insurance	Insurance Risk Analysis
Flood Insurance	Insurance Risk Analysis

Exhibit 2 to Attachment A Page 2 of 6

Major Tenant Information: (see Note 5)

Characteristic	Source Document(s)

Major Tenant 1	Underwritten Rent Roll
Major Tenant 1 Sq. Ft. (see Note 11)	Underwritten Rent Roll
Major Tenant 1 Expiration	Underwritten Rent Roll
Major Tenant 2	Underwritten Rent Roll
Major Tenant 2 Sq. Ft.	Underwritten Rent Roll
Major Tenant 2 Expiration	Underwritten Rent Roll
Major Tenant 3	Underwritten Rent Roll
Major Tenant 3 Sq. Ft.	Underwritten Rent Roll
Major Tenant 3 Expiration	Underwritten Rent Roll
Major Tenant 4	Underwritten Rent Roll
Major Tenant 4 Sq. Ft.	Underwritten Rent Roll
Major Tenant 4 Expiration	Underwritten Rent Roll
Major Tenant 5	Underwritten Rent Roll
Major Tenant 5 Sq. Ft.	Underwritten Rent Roll
Major Tenant 5 Expiration	Underwritten Rent Roll

Underwriting Information: (see Note 6)

Characteristic	Source Document(s)

Third Most Recent NOI Date	Underwriter’s Summary Report
Third Most Recent NOI	Underwriter’s Summary Report
Second Most Recent NOI Date	Underwriter’s Summary Report
Second Most Recent NOI	Underwriter’s Summary Report
Most Recent NOI Date	Underwriter’s Summary Report
Most Recent Description	Underwriter’s Summary Report
Most Recent Effective Gross Income	Underwriter’s Summary Report
Most Recent Expenses	Underwriter’s Summary Report
Most Recent NOI	Underwriter’s Summary Report
Most Recent NCF	Underwriter’s Summary Report
Underwritten Effective Gross Income	Underwriter’s Summary Report
Underwritten Expenses	Underwriter’s Summary Report
Underwritten NOI	Underwriter’s Summary Report
Underwritten Replacement Reserve	Underwriter’s Summary Report
Underwritten TI/LC Reserve	Underwriter’s Summary Report
Underwritten NCF	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 6

Reserve and Escrow Information:

Characteristic	Source Document(s)

Real Estate Tax Escrow – Initial	Mortgage Loan Agreement
Real Estate Tax Escrow – Ongoing	Mortgage Loan Agreement
Real Estate Tax Escrow – Springing Condition	Mortgage Loan Agreement
Insurance Escrow – Initial	Mortgage Loan Agreement
Insurance Escrow – Ongoing	Mortgage Loan Agreement
Insurance Escrow – Springing Condition	Mortgage Loan Agreement
Replacement Reserve Escrow – Initial	Mortgage Loan Agreement
Replacement Reserve Escrow – Ongoing	Mortgage Loan Agreement
Replacement Reserve Escrow – Springing Condition	Mortgage Loan Agreement
Rollover Escrow – Springing Condition	Mortgage Loan Agreement
Rollover Escrow – Initial	Mortgage Loan Agreement
Rollover Escrow – Ongoing	Mortgage Loan Agreement
Immediate Repairs Escrow – Initial	Mortgage Loan Agreement
Immediate Repairs Escrow – Ongoing	Mortgage Loan Agreement
Other Escrow Required	Mortgage Loan Agreement
Other Escrow 1 – Description	Mortgage Loan Agreement
Other Escrow 1 – Initial	Mortgage Loan Agreement
Other Escrow 1 – Ongoing	Mortgage Loan Agreement
Other Escrow 1 – Springing Condition	Mortgage Loan Agreement
Other Escrow 2 – Description	Mortgage Loan Agreement
Other Escrow 2 - Initial	Unfunded Obligations Reserve Schedule
Other Escrow 2 – Ongoing	Mortgage Loan Agreement
Other Escrow 2 – Springing Condition	Mortgage Loan Agreement

Mortgage Loan Information:

Characteristic	Source Document(s)

Origination Date	Mortgage Loan Agreement
Payment Date	Mortgage Loan Agreement
First Payment Date	Mortgage Loan Agreement
Mortgage Loan Original Balance	Allocated Loan Amount Schedule
Grace Period (Late Fee)	Mortgage Loan Agreement
Grace Period (Default)	Mortgage Loan Agreement
Amortization Type	Mortgage Loan Agreement
Interest Accrual Method	Mortgage Loan Agreement
Interest Accrual Start	Mortgage Loan Agreement
Interest Accrual End	Mortgage Loan Agreement
Maturity Date	Mortgage Loan Agreement
Extension Options	Mortgage Loan Agreement
Extension Option Description	Mortgage Loan Agreement
Fully Extended Maturity Date	Mortgage Loan Agreement
Mortgage Loan Interest Rate Adjustment Frequency	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 4 of 6

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Mortgage Loan SOFR Floor	Mortgage Loan Agreement
Prepay Description (see Note 7)	Mortgage Loan Agreement
Open Period Begin Date (see Notes 7 and 8)	Mortgage Loan Agreement
Partial Release (Y/N)	Mortgage Loan Agreement
Partial Release Description	Mortgage Loan Agreement
Lockbox (see Note 9)	Mortgage Loan Agreement
Cash Management (see Note 10)	Mortgage Loan Agreement
Cash Management Springing Condition	Mortgage Loan Agreement
Sponsor	Mortgage Loan Agreement
Carve-Out Guarantor(s)	Guaranty Agreement
SPE	Mortgage Loan Agreement
Independent Director	Mortgage Loan Agreement
Future Debt Permitted (Y/N)	Mortgage Loan Agreement
Future Debt Description	Mortgage Loan Agreement
Title Type	Pro Forma Title Policy

Notes:

1.	For the purpose of comparing the indicated characteristic(s), the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Appraisal Value” and “Appraisal Date” characteristics for each Property (except for any Properties described in the succeeding paragraph(s) of this Note), the Depositor instructed us to use the corresponding appraised value and date, respectively, as shown in the applicable Source Document(s), associated with the related “Appraisal Value Type,” as shown on the Preliminary Data File.

For the purpose of comparing the “Appraisal Value” and “Appraisal Date” characteristics for the Properties identified on the Preliminary Data File as “Airport Center I - Building 1” and “Airport Center I-Building 2,” the Depositor instructed us to use the “Hypothetical Market Value - As Is - Child 1” and “Hypothetical Market Value - As Is - Child 2” valuation and related valuation date, respectively, as shown in the applicable Source Document(s).

For the purpose of comparing the “Appraisal Value” and “Appraisal Date” characteristics for the Properties identified on the Preliminary Data File as “North Central Logistics Center-Building 1,” “North Central Logistics Center-Building 2” and “North Central Logistics Center-Building 3,” the Depositor instructed us to use the applicable “Hypothetical Prospective Market Value As Stabilized” valuation and related valuation date, respectively, as shown in the applicable Source Document(s).

3.	For the purpose of comparing the indicated characteristic(s), the Depositor instructed us to perform procedures only for any Property that contains a seismic report Source Document in the related loan file. For any Property on the Preliminary Data File that does not contain a seismic report Source Document in the related loan file, the Depositor instructed us to use “NAP” for the indicated characteristic(s).

Exhibit 2 to Attachment A Page 5 of 6

Notes: (continued)

4.	For the purpose of comparing the “Total Property Occupancy Rate” characteristic, the Depositor instructed us to consider all tenants reflecting a status of “In-Place,” as shown in the applicable Source Document(s), as occupied.

5.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to consider the tenant with the higher underwritten annual rent with rent steps as the larger tenant for tenants with the same square footage, as shown in the applicable Source Document(s).

For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to show all lease expiration dates with the related square footage for leases associated with the same tenant, as shown in the applicable Source Document(s).

For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to use “NAP” for any applicable tenant that includes “Lease-up Tenant” within the tenant name, as shown in the applicable Source Document(s).

6.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

7.	For the purpose of comparing the indicated characteristic(s), the Depositor instructed us to ignore any prepayment premiums or other conditions related to partial release events or partial prepayments to cure certain trigger periods, as described in the applicable Source Document(s).

8.	For the purpose of comparing the “Open Period Begin Date” characteristic, the Depositor instructed us to use the first “Payment Date” which occurs during the open period of the prepayment string and to ignore any freely prepayable portion of the Mortgage Loan, as shown in the applicable Source Document(s).

9.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Document(s) require the borrower(s) or manager(s) to direct tenants to pay rents directly to a lockbox account controlled by the lender(s).

10.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specified trigger events described in the applicable Source Document(s), funds in the lockbox are forwarded to an account controlled by the borrower(s) or otherwise made available to the borrower(s) and
b.	Upon the occurrence of an event of default or one or more specified trigger events described in the applicable Source Document(s), funds in the lockbox are forwarded to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

Exhibit 2 to Attachment A Page 6 of 6

Notes: (continued)

11.	For any Property listed in Table A1, the Depositor instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even if the information shown in the “Provided Value” column did not agree with the corresponding information that was shown in the applicable Source Document(s) or the applicable Source Document(s) were not provided to us.

Table A1:
Property	Characteristic	Provided Value

Mahogany Pointe Building 200	Street Address	4554 Portier Street - Building 200

Mahogany Pointe Building 100	Street Address	4510 Portier Street - Building 100

610 Commerce Center II	Street Address	7200 - 7280 93rd Avenue North

Paw Creek Logistics Center	Street Address	8700 Mount Holly Road

Westgate IV	Major Tenant 1 Sq. Ft.	71,901

Westgate IV	Total Property SF	101,520

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A Page 1 of 2

Provided Characteristics

Characteristic

Loan Number
Borrower
Loan / Property Name
Environmental Phase II Report Date
Appraisal Value Type
Ground Lease Expiration Date
Ground Lessor
Monthly P&I Payment
Annual P&I Debt Service
Defeasance Lockout Expiration Date
Partial Defeasance
Partial Defeasance Description
Mortgage Loan Spread
Mortgage Loan SOFR Rounding Methodology
Mortgage Loan SOFR Cap Expiration Date
Mortgage Loan SOFR Cap Provider
Mortgage Loan SOFR Cap Provider Rating (F/M/S)
Subordinate Loan Original Balance
Subordinate Loan Cut-off Date Balance
Subordinate Loan Monthly IO Payment
Subordinate Loan Annual IO Debt Service
Subordinate Loan Annual IO Debt Service at Cap
Subordinate Loan Balloon Balance
Subordinate Lender
Subordinate Loan Interest Accrual Method
Subordinate Loan Interest Rate
Subordinate Loan Interest Rate at Cap
Subordinate Loan Origination Date
Subordinate Loan SOFR Assumption
Subordinate Loan SOFR Rounding Methodology
Subordinate Loan Interest Rate Adjustment Frequency
Subordinate Loan Spread
Subordinate Loan SOFR Floor
Subordinate Loan SOFR Cap Strike Rate
Subordinate Loan SOFR Cap Expiration Date
Subordinate Loan SOFR Cap Provider
Subordinate Loan SOFR Cap Provider Rating (F/M/S)
Administrative Fee Rate
Non-Consolidation Opinion

Exhibit 3 to Attachment A Page 2 of 2

Characteristic

Mezzanine Loan Original Balance
Mezzanine Loan Cut-off Date Balance
Mezzanine Loan Monthly IO Payment
Mezzanine Loan Annual IO Debt Service
Mezzanine Loan Annual IO Debt Service at Cap
Mezzanine Loan Balloon Balance
Mezzanine Lender
Mezzanine Loan Interest Accrual Method
Mezzanine Loan Interest Rate
Mezzanine Loan Interest Rate at Cap
Mezzanine Loan Origination Date
Mezzanine Loan SOFR Assumption
Mezzanine Loan SOFR Rounding Methodology
Mezzanine Loan Interest Rate Adjustment Frequency
Mezzanine Loan Spread
Mezzanine Loan SOFR Floor
Mezzanine Loan SOFR Cap Strike Rate
Mezzanine Loan SOFR Cap Expiration Date
Mezzanine Loan SOFR Cap Provider
Mezzanine Loan SOFR Cap Provider Rating (F/M/S)
Total Debt Original Balance
Total Debt Cut-off Date Balance
Total Debt Monthly IO Payment
Total Debt Annual IO Debt Service
Total Debt Annual IO Debt Service at Cap
Total Debt Balloon Balance
Total Debt Spread
Total Debt Interest Rate
Total Debt Interest Rate at Cap
Total Debt Per SF
Underwritten Total Debt IO NOI DSCR
Underwritten Total Debt IO NOI DSCR at Cap
Underwritten Total Debt NOI Debt Yield
Underwritten Total Debt IO NCF DSCR
Underwritten Total Debt IO NCF DSCR at Cap
Underwritten Total Debt NCF Debt Yield
Cut-off Date Total Debt LTV
Maturity Date Total Debt LTV
Loan Purpose
Mortgage Loan Interest Rate at Cap
Underwritten Mortgage Loan IO NOI DSCR at Cap
Underwritten Mortgage Loan IO NCF DSCR at Cap
Mortgage Loan SOFR Cap Strike Rate
Unique ID

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.